Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents	Note 2 - Cash and Cash Equivalents
	December 31
	2011	2010
Denominated in U.S. dollars	204	331
Denominated in NIS	196	616
Denominated in Euro	492	566

	892	1,513